Securities - Narrative (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) security	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($) security	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized cost	$ 1,506,653,000		$ 1,402,600,000		$ 1,537,420,000	$ 1,589,255,000
Fair value	1,362,785,000		1,252,190,000		1,371,757,000	1,605,681,000
Realized tax benefit (provision) gain (loss)	0	$ 21,800	23,300	$ (21,800)	95,300	800	$ (408,200)
Restricted stock, at cost	9,129,000		3,914,000		16,443,000	12,079,000
Restricted stock, at cost, before adjustments						12,000,000
Community Bankers' Bank
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Restricted stock, at cost	50,000		50,000		50,000	50,000
U.S. Treasuries and government agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized cost	197,875,000		197,592,000		198,154,000	185,085,000
Fair value	$ 178,419,000		$ 175,397,000		$ 174,993,000	184,441,000
Securities in unrealized loss positions | security	12		12		12
Residential mortgage backed - agency
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized cost	$ 56,991,000		$ 47,340,000		$ 57,883,000	63,568,000
Fair value	$ 52,670,000		$ 41,990,000		$ 53,061,000	62,787,000
Securities in unrealized loss positions | security	19		16		19
Commercial mortgage backed - agency
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities in unrealized loss positions | security	31		16		31
State and Municipal Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities in unrealized loss positions | security	214		202		230
Residential mortgage backed - non-agency
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized cost	$ 349,123,000		$ 323,519,000		$ 365,983,000	245,794,000
Fair value	$ 321,150,000		$ 296,104,000		$ 339,295,000	244,308,000
Securities in unrealized loss positions | security	108		96		109
Commercial mortgage backed - non-agency
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized cost	$ 190,542,000		$ 172,286,000		$ 191,709,000	170,048,000
Fair value	$ 183,225,000		$ 164,307,000		$ 183,299,000	172,204,000
Securities in unrealized loss positions | security	36		34		36
Asset-backed
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized cost	$ 95,317,000		$ 76,611,000		$ 101,791,000	192,930,000
Fair value	$ 92,599,000		$ 74,479,000		$ 98,626,000	195,525,000
Securities in unrealized loss positions | security	28		23		28
Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized cost	$ 9,500,000		$ 9,500,000		$ 9,500,000	2,000,000
Fair value	$ 8,528,000		$ 7,965,000		$ 8,643,000	1,966,000
Securities in unrealized loss positions | security	3		3		3
Asset Pledged as Collateral
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized cost	$ 799,300,000		$ 834,800,000		$ 637,100,000	498,100,000
Fair value	$ 714,500,000		$ 735,500,000		$ 552,500,000	$ 518,600,000